Business and Liquidity (Q2) (Details) - USD ($)				6 Months Ended		12 Months Ended
	Feb. 19, 2020	Feb. 19, 2020	Oct. 10, 2019	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2019	Jun. 30, 2018	Feb. 26, 2020	Jan. 10, 2020	Oct. 24, 2019	Jul. 31, 2018
Cash and cash equivalents				$ 378,000		$ 871,000	$ 7,071,000
Working capital				(1,400,000)		34,000
Proceeds from issuance of debenture				1,000,000			$ 8,000,000
Debt instrument, face amount				8,000,000
T.R. Winston and Company, LLC [Member]
Warrants to purchase common stock			100,000
Placement agent fees			$ 140,000
Placement agent fees, percentage			7.00%
Proceeds from private placement			$ 140,000
Merger Debentures [Member]
Debt instrument, face amount				9,000,000
Merger Debentures [Member] | AFE [Member]
Loan amount			$ 350,000	$ 115,000
Debt rate, percentage			11.00%	11.00%
Securities Purchase and Exchange Agreements [Member]
Warrants to purchase common stock			1,333,338
Securities Purchase and Exchange Agreements [Member] | 11% Senior Secured Debentures [Member]
Proceeds from issuance of debenture			$ 2,000,000
Debt instrument, face amount			2,000,000
New Purchase Agreement [Member]
Proceeds from issuance of debenture			1,000,000
Proceeds from debentures less certain legal costs and escrow fees			966,000
New Purchase Agreement [Member] | Placement Agent [Member]
Placement agent fees			$ 140,000
Placement agent fees, percentage			7.00%
New Purchase Agreement [Member] | Merger Debentures [Member]
Proceeds from issuance of debenture			$ 2,000,000
Debt instrument, face amount			2,000,000
New Purchase Agreement [Member] | Merger Debentures [Member] | On or Before October 14, 2019 [Member]
Proceeds from issuance of debenture			1,000,000
New Purchase Agreement [Member] | Merger Debentures [Member] | Upon the filing of the proxy statement [Member]
Proceeds from issuance of debenture			500,000
New Purchase Agreement [Member] | Merger Debentures [Member] | Within Two Business Days of Stockholder's Approval [Member]
Proceeds from issuance of debenture			500,000
New Purchase Agreement [Member]
Proceeds from issuance of debenture			1,000,000
Proceeds from debentures less certain legal costs and escrow fees			966,000
New Purchase Agreement [Member] | Placement Agent [Member]
Placement agent fees			$ 140,000
Placement agent fees, percentage			7.00%
New Purchase Agreement [Member] | Merger Debentures [Member]
Proceeds from issuance of debenture			$ 2,000,000
Debt instrument, face amount			2,000,000
Loan Agreement [Member] | AFE [Member]
Debt instrument, face amount											$ 260,000
Loan amount										$ 350,000
Debt rate, percentage											6.00%
Loan Agreement [Member] | Merger Debentures [Member] | AFE [Member]
Debt rate, percentage										11.00%
Amended Loan Agreement [Member]
Proceeds from issuance of debenture			2,450,000
Subsequent Event [Member]
Cash and cash equivalents								$ 269,000	$ 400,000
Subsequent Event [Member] | Interim Placement Agent Warrant [Member]
Warrants to purchase common stock	22,500	22,500
Subsequent Event [Member] | Placement Agent [Member]
Placement agent fees	$ 31,500
Placement agent fees, percentage	7.00%
Subsequent Event [Member] | T.R. Winston and Company, LLC [Member]
Proceeds from private placement			$ 140,000
Subsequent Event [Member] | Merger Debentures [Member] | AFE [Member]
Loan amount	$ 100,000	$ 100,000
Debt rate, percentage			11.00%
Subsequent Event [Member] | Securities Purchase and Exchange Agreements [Member] | 11% Senior Secured Debentures [Member]
Debt instrument, face amount			$ 2,000,000
Subsequent Event [Member] | Securities Purchase and Exchange Agreements [Member] | Merger Debentures [Member]
Debt instrument, face amount			$ 2,000,000
Subsequent Event [Member] | Loan Agreement [Member] | Merger Debentures [Member] | AFE [Member]
Debt rate, percentage										11.00%
Subsequent Event [Member] | Securities Purchase Agreements [Member] | 11% Senior Secured Debentures [Member]
Warrants to purchase common stock	300,004	300,004
Proceeds from private placement	$ 450,000	$ 450,000
Subsequent Event [Member] | United States [Member]
Cash and cash equivalents								235,000	347,000
Subsequent Event [Member] | CHINA [Member]
Cash and cash equivalents								$ 34,000	$ 40,000